Document and Entity Information	Apr. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001835579
Document Type	8-K
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	IKENA ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40287
Entity Tax Identification Number	81-1697316
Entity Address, Address Line One	645 Summer Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(857)
Local Phone Number	273-8343
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	IKNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false